Warrants Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
General Information [Abstract]
Schedule of Fair Value of Warrants

Considering that the fair value as of December 31, 2024 and June 30, 2024, is $0.0254 and $0.0500 per Ordinary Share respectively, the valuation of warrants is the following:

	As of December 31, 2024	As of June 30, 2024
At the beginning of the period / year	$555,500	$887,689
Fair value remeasurement (Gain)	(273,306)	(332,189)
At the end of the period / year	$282,194	$555,500